Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. [Abstract]
Schedule of notes payable and accrued interest
	September 30,	December 31,
	2016	2015

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$-	$225,000

March 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($60,000 in April 2016 and May 2016, $50,000 monthly June to August 2015, $45,000 in September 2016, $35,000 in October and November 2016,$40,000 in December 2016, $45,000 in January 2017, $60,000 in February 2017 and $70,000 in March of 2017)	285,000	-

June 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($40,000 in July and August 2016, $35,000 monthly September to November 2016, $25,000 monthly, December 2016 to February 2017 and $35,000 monthly March to June 2017)	285,000	-

Less: Unamortized debt discount at September 30, 2016 and December 31, 2015	(57,500)	(20,833)
Principal, net	512,500	204,167
Accrued interest	2,342	-
Total	$514,842	$204,167

	December 31,	December 31,
	2015	2014

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$225,000	$–

2014 YA Loan - interest at 10% per annum, due and repaid in monthly installments of principal and interest through April 2015	–	225,000

Less: Unamortized debt discount at December 31, 2015 and 2014	(20,833)	(12,133)
Principal, net	204,167	212,867
Accrued interest	–	1,911
Total	$204,167	$214,778